Operations (Details) - Schedule of estimated fair value of the assets and liabilities - Jaborandi Agrícola [Member] R$ in Thousands	12 Months Ended
Jun. 30, 2021 BRL (R$)
Operations (Details) - Schedule of estimated fair value of the assets and liabilities [Line Items]
Cash and cash equivalents	R$ 52,302
Trade accounts payable	34,370
Inventories	53,404
Biological assets	53,646
Related-party transactions	1,499
Recoverable taxes and other credits	823
Total, Current assets	196,044
Restricted securities	9,802
Recoverable taxes	239
Investment properties	24,019
Judicial deposits	242
Property, plant and equipment	59,345
Intangible assets	177
Right-of-use assets	43,977
Total assets	333,845
Trade accounts payable	6,215
Loans, financing and debentures	46,983
Labor charges	1,936
Taxes payable	7,351
Leases payable	9,376
Advances from clients	55
Total, Current liabilities	71,916
Loans, financing and debentures	33,684
Deferred taxes	3,323
Leases payable	148,908
Provision for contingencies	742
Total liabilities	258,573
Total net assets acquired	R$ 75,272